Note 12 - Income Tax - Effective Income Tax Rate Reconciliation (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Income tax expense using combined statutory rate, statutory rate	26.50%	26.50%	26.50%